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                           SMITH BARNEY INCOME FUNDS
                               on behalf of the
                    SB Capital and Income Fund (the "fund")

                        Supplement dated April 30, 2003
             to Prospectus and Statement of Additional Information
                             dated April 30, 2003

The following information supersedes, as applicable, certain information set forth in the Prospectus and Statement of Additional Information of the fund.

   The Fund name is "SB Capital and Income Fund".

FD 02785